Summary of significant accounting policies - Summary of prior period adjustment of earnings per share (Detail) - € / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
Basic and diluted loss per share	€ (0.38)	€ (0.46)	€ (0.86)	€ (0.77)
Q1 2021 [member]
Earnings per share [line items]
Basic and diluted loss per share	(0.66)		(0.66)
Q2 2021 [member]
Earnings per share [line items]
Basic and diluted loss per share	(0.94)		(1.32)
Q3 2021 [member]
Earnings per share [line items]
Basic and diluted loss per share	(0.39)		(1.31)
Q1 2022 [member]
Earnings per share [line items]
Basic and diluted loss per share	(0.48)		(0.48)
Revision [member] | Q1 2021 [member]
Earnings per share [line items]
Basic and diluted loss per share	(0.27)		(0.27)
Revision [member] | Q2 2021 [member]
Earnings per share [line items]
Basic and diluted loss per share	(0.46)		(0.77)
Revision [member] | Q3 2021 [member]
Earnings per share [line items]
Basic and diluted loss per share	(0.28)		(1.03)
Revision [member] | Q1 2022 [member]
Earnings per share [line items]
Basic and diluted loss per share	€ (0.48)		€ (0.48)